LEASES (Details) - Schedule of Operating Lease Costs - USD ($) $ in Thousands		12 Months Ended
	Sep. 08, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2025
Schedule of Operating Lease Costs [Abstract]
Office and operational lease expenses		$ 144	$ 131
Variable lease cost (included in the operating lease costs)		8	9
Loss from lease termination	$ 68	68	0
Total operating lease costs		220	140
Office and operational spaces lease expenses		130	101
Termination penalty		34	0
Total		164	101
Operating lease right-of-use assets		530	198	$ 472
Operating lease liabilities		$ 526	$ 171
Weighted average remaining lease term (years)		3 years 10 months 2 days	1 year 6 months 29 days
Weighted average discount rate		11.28%	12.69%